UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA TREASURY MONEY MARKET TRUST - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30, 2005

[LOGO OF USAA]
   USAA(R)

                               USAA TREASURY MONEY
                                  MARKET Trust(R)

                                   [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          6

FINANCIAL INFORMATION

   Portfolio of Investments                                                  9

   Notes to Portfolio of Investments                                        11

   Financial Statements                                                     13

   Notes to Financial Statements                                            16

EXPENSE EXAMPLE                                                             22

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                        WE WILL CONTINUE TO LOOK FOR VALUE
[PHOTO OF CHRISTOPHER W. CLAUS]        IN OUR INVESTMENTS, EXAMINE THE RISKS,
                                       AND MAINTAIN OUR INVESTMENT DISCIPLINE.

                                                          "

                                                                   December 2005
--------------------------------------------------------------------------------

                 As I write to you during the final weeks of 2005, I am watching some interesting dynamics that could affect all of us in the new year.

                 In 2006, we expect the Federal Reserve Board (the Fed) to stop tightening short-term interest rates. After raising rates to 4.25% in December 2005, Fed governors, we believe, are likely to hike rates at least one more time on January 31, 2006. If the Fed keeps tightening, there is the possibility that short-term interest rates could eventually be higher than long-term rates, resulting in what is called an inverted yield curve. In some cases, an inverted yield curve has been the precursor of an economic downturn.

                 For the moment, however, the U.S. economy appears to be on solid footing, with estimates for gross domestic product (GDP) growth of about 3% for 2006. While the country is not experiencing an economic boom, we can expect moderate growth in the months ahead, which should translate into gains in corporate earnings in the mid-single digits. Whether earnings will be robust enough to support current stock market valuations, however, remains uncertain. Beyond our shores, international stocks outperformed U.S. equities during 2005. We believe we could see a repeat of this in 2006.

                 In the gold market, prices have continued to rise, fueled by high oil prices, strong investor demand, and an increase in consumer purchases of jewelry. We expect these conditions to persist during 2006.

                 I believe the housing market is at or near the peak in the number of units sold. Inventory has grown, mortgage rates are inching

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 upward, and some institutions have tightened their lending standards. If housing prices fall, the first to feel the pain could be investors who are "flipping" properties using interest-only or adjustable-rate mortgages (ARMs). The dramatic increase in short-term rates would be particularly painful for housing investors also, especially those with ARMs and interest-only mortgages.

                 Among the biggest stories of 2005 was the resiliency of long-term interest rates. Instead of spiking higher, they were range bound most of the year. In 2006, both short- and long-term rates will continue to be a key market indicator. If rates rise, bond prices will fall - hurting the bond market.

                 Going forward, two factors will have great influence on long-term rates. One is inflation, which appears to be under control at present. The second is the purchase of U.S. debt by foreign investors, which helps us support our budget deficit. With interest rates in other countries significantly lower, it seems likely that foreign demand will remain strong, buoying U.S. bonds. We believe that long-term rates will not spike dramatically but continue to drift upward in a manageable fashion.

                 In this environment, our central concern is that we are paid for the risk we take in all our portfolios. It makes sense to be cautious; there is some risk in the market, but risk premiums are very low.

                 We will continue to look for value in our investments, examine the risks, and maintain our investment discipline. From all of us at USAA Investment Management Company, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /s/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF PAMELA BLEDSOE NOBLE]    PAMELA BLEDSOE NOBLE, CFA
                                      USAA Investment Management Company
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Treasury Money Market Trust had a total return of 1.53% for the six months ended November 30, 2005. This compares to an average return of 1.35% for similar Treasury and repurchase agreement (repo) money market funds ranked by iMoneyNet.

HOW DID THE CONTINUING TIGHTENING CAMPAIGN BY THE FEDERAL RESERVE BOARD (THE
FED) AFFECT THE FUND?

                 The Fed raised the federal funds rate from 3% to 4% by 0.25% at each of the four meetings during the reporting period. As a result of the Fed's actions and our strategies, the Fund's seven-day yield rose from 2.57% on May 31, 2005, to 3.53% on November 30, 2005. Money market funds can be an ideal fixed-income investment in a rising-rate environment.

WHAT STRATEGIES DID YOU PURSUE?

                 Our goal in this rising-rate environment is to pass along higher interest rates to our shareholders as quickly as possible. By investing in repurchase agreements that usually mature on a daily basis, along with a ladder of Treasury bills and notes, we found an effective balance for today's environment. The Fund's asset mix ended the six months close to where it began, with approximately 80% of net assets invested in repurchase agreements and 22% in Treasury bills and other government securities.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

HOW MANY MORE FED INTEREST-RATE INCREASES DO YOU EXPECT?

                 We expect a few more rate increases, but just how many will be highly dependent on the economic data. There tends to be a lag between the increased federal funds rate and the desired cooling effect on the economy, so to the extent we see moderate economic growth and low inflation in early 2006, the Fed should have room to pause. However, the Fed controls only short-term interest rates, while a larger part of the U.S. economy is influenced by longer-term rates, which remain historically low. We will be watching the economic data very closely to determine the impact on growth, and will adjust our strategy as needed. In addition, the new Fed chairman, Benjamin Bernanke, takes over on February 1, 2006, adding a new dimension to the interest-rate forecast.

HOW DO YOU EXPECT TO MANAGE THE FUND GOING FORWARD?

                 In the early months of 2006, we expect interest rates to continue to rise, so our current mix of repurchase agreements and Treasury securities will likely remain in place. If we anticipate that the rise in short-term rates is coming to an end, we would expect to find more value buying Treasury bills and notes, effectively extending the average maturity of the portfolio.

                 We thank you, our shareholders, for the confidence you've placed in us, and for allowing us to help you attain your short-term financial goals.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TREASURY MONEY MARKET TRUST

OBJECTIVE
--------------------------------------------------------------------------------

                 Maximum current income while maintaining the highest degree of safety and liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in U.S. government securities with maturities of 397 days or less; normally at least 80% of the Fund's assets will be in U.S. Treasury bills, notes, and bonds, and repurchase agreements collateralized by these instruments.

--------------------------------------------------------------------------------
                                            11/30/05                 5/31/05
--------------------------------------------------------------------------------
Net Assets                               $186.3 Million           $174.0 Million
Net Asset Value Per Share                    $1.00                    $1.00

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 11/30/05
--------------------------------------------------------------------------------

5/31/05 TO 11/30/05*      1 YEAR      5 YEARS      10 YEARS      7-DAY YIELD
      1.53%                2.56%       1.93%         3.54%          3.53%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-
 MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              7-DAY YIELD COMPARISON

        [CHART OF 7-DAY YIELD COMPARISON]

              USAA TREASURY MONEY      iMONEYNET
                 MARKET TRUST           AVERAGE
11/30/2004          1.48%                1.16%
12/28/2004          1.65                 1.32
 1/25/2005          1.71                 1.38
 2/22/2005          1.93                 1.62
 3/29/2005          2.17                 1.84
 4/26/2005          2.25                 1.91
 5/31/2005          2.57                 2.20
 6/28/2005          2.59                 2.27
 7/26/2005          2.77                 2.43
 8/30/2005          3.08                 2.71
 9/27/2005          3.21                 2.84
10/25/2005          3.27                 2.90
11/29/2005          3.53                 3.16

                 [END CHART]

                 DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 11/29/05.

                 The graph tracks the Fund's seven-day yield against the iMoneyNet, Inc. average for all U.S. Treasury & Repo money market funds.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                          OVERVIEW

       CUMULATIVE PERFORMANCE OF $10,000

       [CHART OF CUMULATIVE PERFORMANCE]

                             USAA TREASURY MONEY
                                MARKET TRUST
11/30/95                        $10,000.00
12/31/95                         10,042.26
01/31/96                         10,089.13
02/29/96                         10,128.82
03/31/96                         10,168.57
04/30/96                         10,211.88
05/31/96                         10,254.04
06/30/96                         10,292.35
07/31/96                         10,337.96
08/31/96                         10,379.83
09/30/96                         10,423.14
10/31/96                         10,466.79
11/30/96                         10,508.32
12/31/96                         10,554.29
01/31/97                         10,598.77
02/28/97                         10,638.97
03/31/97                         10,684.01
04/30/97                         10,728.35
05/31/97                         10,773.14
06/30/97                         10,820.02
07/31/97                         10,867.25
08/31/97                         10,911.71
09/30/97                         10,960.73
10/31/97                         11,008.51
11/30/97                         11,052.11
12/31/97                         11,103.80
01/31/98                         11,150.68
02/28/98                         11,194.34
03/31/98                         11,244.51
04/30/98                         11,291.70
05/31/98                         11,337.33
06/30/98                         11,388.27
07/31/98                         11,437.93
08/31/98                         11,487.81
09/30/98                         11,535.90
10/31/98                         11,580.51
11/30/98                         11,626.07
12/31/98                         11,670.81
01/31/99                         11,712.24
02/28/99                         11,752.37
03/31/99                         11,800.11
04/30/99                         11,843.64
05/31/99                         11,883.92
06/30/99                         11,931.29
07/31/99                         11,975.90
08/31/99                         12,024.24
09/30/99                         12,071.06
10/31/99                         12,116.81
11/30/99                         12,169.13
12/31/99                         12,219.82
01/31/00                         12,270.83
02/29/00                         12,321.29
03/31/00                         12,376.83
04/30/00                         12,428.41
05/31/00                         12,490.11
06/30/00                         12,549.71
07/31/00                         12,612.62
08/31/00                         12,676.27
09/30/00                         12,736.75
10/31/00                         12,803.87
11/30/00                         12,867.73
12/31/00                         12,929.30
01/31/01                         12,995.69
02/28/01                         13,048.59
03/31/01                         13,103.31
04/30/01                         13,155.64
05/31/01                         13,202.39
06/30/01                         13,243.51
07/31/01                         13,286.19
08/31/01                         13,324.62
09/30/01                         13,353.38
10/31/01                         13,381.20
11/30/01                         13,403.07
12/31/01                         13,420.25
01/31/02                         13,436.42
02/28/02                         13,451.61
03/31/02                         13,467.25
04/30/02                         13,482.72
05/31/02                         13,497.78
06/30/02                         13,512.33
07/31/02                         13,528.35
08/31/02                         13,545.17
09/30/02                         13,559.30
10/31/02                         13,574.90
11/30/02                         13,587.38
12/31/02                         13,598.78
01/31/03                         13,610.27
02/28/03                         13,620.12
03/31/03                         13,630.10
04/30/03                         13,640.29
05/31/03                         13,650.82
06/30/03                         13,659.42
07/31/03                         13,666.84
08/31/03                         13,674.39
09/30/03                         13,681.08
10/31/03                         13,689.06
11/30/03                         13,695.79
12/31/03                         13,703.45
01/31/04                         13,710.69
02/29/04                         13,716.97
03/31/04                         13,723.79
04/30/04                         13,730.87
05/31/04                         13,736.92
06/30/04                         13,743.75
07/31/04                         13,753.54
08/31/04                         13,764.26
09/30/04                         13,776.64
10/31/04                         13,791.90
11/30/04                         13,808.10
12/31/04                         13,827.62
01/31/05                         13,846.63
02/28/05                         13,867.25
03/31/05                         13,891.74
04/30/05                         13,918.52
05/31/05                         13,947.57
06/30/05                         13,976.74
07/31/05                         14,009.70
08/31/05                         14,045.27
09/30/05                         14,083.51
10/31/05                         14,120.34
11/30/05                         14,161.01

                [END CHART]

                 DATA FROM 11/30/95 THROUGH 11/30/05.

                 The graph illustrates a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

                    ASSET ALLOCATION
                        11/30/05

                         [PIE CHART OF ASSET ALLOCATION]

Repurchase Agreements                           79.6%
U.S. Treasury Bills                             17.6%
U.S. Government Guaranteed Securities            4.2%

                      [END CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO PAGE 6.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
   AMOUNT    SECURITY                                                            VALUE
--------------------------------------------------------------------------------------
             U.S. TREASURY BILLS (17.6%)(a)
  $ 3,000    3.35%, 12/01/2005                                                $  3,000
    3,000    3.39%, 12/08/2005                                                   2,998
    3,000    3.52%,  1/26/2006                                                   2,984
    3,000    3.59%,  1/12/2006                                                   2,987
    3,000    3.65%,  2/02/2006                                                   2,981
    3,000    3.72%,  2/09/2006                                                   2,978
    3,000    3.76%,  1/19/2006                                                   2,985
    3,000    3.80%,  2/16/2006                                                   2,976
    3,000    3.82%,  2/23/2006                                                   2,973
    3,000    3.91%,  3/02/2006                                                   2,970
    3,000    3.98%, 12/15/2005                                                   2,995
                                                                              --------
             Total U.S. Treasury bills (cost: $32,827)                          32,827
                                                                              --------

             U.S. GOVERNMENT GUARANTEED SECURITIES (4.2%)
    3,024    Overseas Private Investment Corp., Series 1995-221/308
                Certificates of Participation, 3.85%, 12/14/2007(d)              3,024
      800    Overseas Private Investment Corp., Series 1997-553-XXX
                Certificates of Participation, 4.00%, 4/02/2007(c)                 800
    4,065    Private Export Funding Corp., Secured Note Series M,
                5.34%, 3/15/2006                                                 4,079
                                                                              --------
             Total U.S. government guaranteed securities (cost: $7,903)          7,903
                                                                              --------
             Total investment in securities (cost: $40,730)                     40,730
                                                                              --------

             REPURCHASE AGREEMENTS (79.6%)(e)
   25,000    Bear Stearns & Co., Inc., 4.01%, acquired on 11/30/2005 and due 12/01/2005 at $25,000 (collateralized by $25,728 of
                Government National Mortgage Assn.(f), 4.13% - 5.00%,
                due 6/20/2024 - 5/15/2034; market value $25,401)                25,000
   40,000    Credit Suisse First Boston Corp., 3.96%, acquired on 11/30/2005 and due 12/01/2005 at $40,000 (collateralized by $38,755
                of U.S. Treasury Inflation Index bonds(g), 2.00%,
                due 7/15/2014; market value $40,496)                            40,000

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
   AMOUNT    SECURITY                                                            VALUE
--------------------------------------------------------------------------------------
  $40,000    Deutsche Bank Securities, 3.96%, acquired on 11/30/2005 and due
                12/01/2005 at $40,000 (collateralized by $39,377 of U.S.
                Treasury notes(b), 2.00% - 4.75%, due 5/15/2006 - 7/15/2009;
                $1,438 of U.S. Treasury bills, 3.98%(a), due 12/29/05; and
                $325 of U.S. Treasury bonds, 8.50%, due 2/15/2020; combined
                market value $40,800)                                         $ 40,000
   43,226    UBS Securities LLC, 3.94%, acquired on 11/30/2005 and due
                12/01/2005 at $43,226 (collateralized by $46,435 of U.S.
                Treasury STRIPS, 4.33%(a), due 2/15/2007; market value
                $44,092)                                                        43,226
                                                                              --------
             Total repurchase agreements (cost: $148,226)                      148,226
                                                                              --------

             TOTAL INVESTMENTS (COST: $188,956)                               $188,956
                                                                              ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The cost of securities at November 30, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

          The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

          (b) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

          (c) Variable-rate demand note (VRDN) - provides the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for this instrument is deemed to be less than 397 days in accordance with detailed regulatory requirements. This security is shown at its current rate as of November 30, 2005.

          (d) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

          (e) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is

12

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2005 (UNAUDITED)

              marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

          (f) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.

          (g) U.S. Treasury inflation-indexed notes/bonds - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2005 (UNAUDITED)

ASSETS
   Investments in securities (valued at amortized cost)                 $ 40,730
   Investments in repurchase agreements (valued at cost)                 148,226
   Receivables:
      Capital shares sold                                                    660
      Interest                                                               121
                                                                        --------
         Total assets                                                    189,737
                                                                        --------
LIABILITIES
   Payables:
      Securities purchased                                                 2,995
      Capital shares redeemed                                                365
      Dividends on capital shares                                             17
   Accrued management fees                                                    19
   Other accrued expenses and payables                                        16
                                                                        --------
         Total liabilities                                                 3,412
                                                                        --------
            Net assets applicable to capital shares outstanding         $186,325
                                                                        ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                      $186,330
   Overdistributed net investment income                                      (5)
                                                                        --------
            Net assets applicable to capital shares outstanding          186,325
                                                                        ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                       186,330
                                                                        ========
   Net asset value, redemption price, and offering price per share      $   1.00
                                                                        ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                        $3,140
                                                                          ------
EXPENSES
   Management fees                                                           112
   Administration and servicing fees                                          90
   Transfer agent's fees                                                     117
   Custody and accounting fees                                                27
   Postage                                                                    12
   Shareholder reporting fees                                                  7
   Trustees' fees                                                              4
   Registration fees                                                          21
   Professional fees                                                          18
   Other                                                                       4
                                                                          ------
      Total expenses                                                         412
   Expenses paid indirectly                                                   (3)
                                                                          ------
      Net expenses                                                           409
                                                                          ------
NET INVESTMENT INCOME                                                     $2,731
                                                                          ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TREASURY MONEY MARKET TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2005 (UNAUDITED),
AND YEAR ENDED MAY 31, 2005


                                                                     11/30/2005     5/31/2005
                                                                     ------------------------
FROM OPERATIONS
   Net investment income                                               $  2,731     $   2,733
                                                                       ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 (2,736)       (2,733)
                                                                       ----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                             81,845       143,220
   Reinvested dividends                                                   2,628         2,617
   Cost of shares redeemed                                              (72,126)     (160,616)
                                                                       ----------------------
      Increase (decrease) in net assets from
         capital share transactions                                      12,347       (14,779)
                                                                       ----------------------
   Net increase (decrease) in net assets                                 12,342       (14,779)

NET ASSETS
   Beginning of period                                                  173,983       188,762
                                                                       ----------------------
   End of period                                                       $186,325     $ 173,983
                                                                       ======================
Overdistribution of net investment income:
   End of period                                                       $     (5)    $       -
                                                                       ======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                           81,845       143,220
   Shares issued for dividends reinvested                                 2,628         2,617
   Shares redeemed                                                      (72,126)     (160,616)
                                                                       ----------------------
      Increase (decrease) in shares outstanding                          12,347       (14,779)
                                                                       ======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the
                   Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts. Repurchase agreements are valued at cost.

                2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2005 (UNAUDITED)

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities using the straight-line method.

             D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

             E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no when-issued commitments as of November 30, 2005.

             F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2005 (UNAUDITED)

                balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended November 30, 2005, these custodian and other bank credits reduced the Fund's expenses by $3,000.

             G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

             H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

          The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2005 (UNAUDITED)

          share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

          For the six-month period ended November 30, 2005, the Fund paid CAPCO facility fees of less than $500, which represents 0.6% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2006, in accordance with applicable tax law.

          Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2005, the Fund incurred management fees, paid or payable to the Manager, of $112,000.

             B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2005 (UNAUDITED)

                daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended November 30, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $90,000.

                In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2005, the Fund reimbursed the Manager $6,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

             C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $117,000.

             D. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2005 (UNAUDITED)

(6) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                       NOVEMBER 30,                                YEAR ENDED MAY 31,
                                      ----------------------------------------------------------------------------------------
                                          2005            2005            2004            2003            2002            2001
                                      ----------------------------------------------------------------------------------------
Net asset value at beginning
   of period                          $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                      ----------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                   .02             .02             .01             .01             .02             .06
Less distributions:
   From net investment income             (.02)           (.02)           (.01)           (.01)           (.02)           (.06)
                                      ----------------------------------------------------------------------------------------
Net asset value at end of period      $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                      ========================================================================================
Total return (%)*                         1.53            1.53             .63            1.14            2.24            5.70
Net assets at end of period (000)     $186,325        $173,983        $188,762        $205,558        $186,367        $165,941
Ratio of expenses to average
   net assets (%)**(b)                     .46(a)          .45             .43             .43             .42             .36
Ratio of net investment income
   to average net assets (%)**            3.04(a)         1.50             .63            1.13            2.17            5.55

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended November 30, 2005, average net assets were
    $179,354,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

22

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

          As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2005, through November 30, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

          The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

          The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2005 (UNAUDITED)

          use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                      BEGINNING             ENDING              DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE          JUNE 1, 2005-
                                    JUNE 1, 2005       NOVEMBER 30, 2005       NOVEMBER 30, 2005
                                    ------------------------------------------------------------
          Actual                      $1,000.00            $1,015.30                 $2.30
          Hypothetical
          (5% return before expenses)  1,000.00             1,022.79                  2.30

          *Expenses are equal to the Fund's annualized expense ratio of 0.46%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.53% for the six-month period of June 1, 2005, through November 30, 2005.

24

 N O T E S
==========----------------------------------------------------------------------

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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                      U.S.
                                                                    Postage
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                                                                -------------
   Receive this document
   and others electronically.
   Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23416-0106                                   (C)2006, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only material change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except for the Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    January 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    January 25, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    January 24, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.